Investments	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Employee Benefit Plan Investment [Line Items]
Investments
3. Investments
Each investment is subject to market risk. The degree of market risk varies by investment type based upon the nature of the applicable underlying net assets. The Plan’s maximum exposure to accounting loss from such investments is represented by the amounts appearing in the statements of net assets available for benefits.